FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Liabilities:
Fair value of interest rate swap		$ 30,094
Level 3
Reconciliation of assets measured at fair value on a recurring basis
Beginning balance	14,200	800	5,100
Losses included in earnings	(9,100)	(800)	(4,300)
Ending balance	5,100		800
Level 3 | Free-standing put rights
Assumptions used in the Black-Scholes option valuation model
Expected dividend rate (as a percent)			0.00%
Level 3 | Free-standing put rights | Minimum
Assumptions used in the Black-Scholes option valuation model
Expected term			6 months
Expected volatility (as a percent)			25.60%
Risk free rate (as a percent)			0.23%
Level 3 | Free-standing put rights | Maximum
Assumptions used in the Black-Scholes option valuation model
Expected term			3 years
Expected volatility (as a percent)			44.60%
Risk free rate (as a percent)			1.05%
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Fair value of interest rate swap		30,094
Recurring basis | Level 3 | Free-standing put rights
Assets:
Fair value of free-standing put rights			$ 800